12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	2017	2016

Currently paid or payable	$2,124,999	$2,096,474
Deferred expense (benefit)	784,331	(172,562)
Total income tax expense	$2,909,330	$1,923,912

Schedule of Effective Income Tax Rate Reconciliation
	2017	2016
Computed expense at statutory rates	$3,107,813	$2,518,785
Tax exempt interest and BOLI	(484,454)	(471,900)
Disallowed interest	13,867	13,053
Partnership rehabilitation and tax credits	(549,897)	(857,359)
Low income housing investment amortization expense	278,296	482,755
NMTC amortization expense	129,078	117,439
Deferred tax asset revaluation to enacted tax rates	410,304	0
Other	4,323	121,139
	$2,909,330	$1,923,912

Deferred income tax expense (benefit)
	2017	2016
Depreciation	$12,377	$64,758
Mortgage servicing rights	(184,146)	(28,011)
Deferred compensation	281,886	(58,194)
Bad debts	652,671	(90,633)
Limited partnership amortization	(15,573)	7,865
Investment in CFSG Partners	(39,644)	13,187
Core deposit intangible	(92,715)	(92,716)
Loan fair value	(13,531)	(7,514)
OREO write down	80	6,460
Prepaid expenses	80,325	0
Revaluation effect of unrealized loss on securities AFS	45,106	0
Other	57,495	12,236
Deferred tax expense (benefit)	$784,331	$(172,562)

Components of the net deferred tax asset
	2017	2016
Components of the deferred tax asset:
Bad debts	$1,142,001	$1,794,672
Deferred compensation	20,280	302,166
Contingent liability - MPF program	17,793	45,042
OREO write down	13,860	13,940
Capital lease	32,609	63,228
Unrealized loss on securities AFS	72,859	46,765
Other	23,210	22,837
Total deferred tax asset	$1,322,612	$2,288,650

Components of the deferred tax liability:
Depreciation	231,681	219,304
Limited partnerships	36,536	52,109
Mortgage servicing rights	227,490	411,636
Investment in CFSG Partners	75,391	115,035
Core deposit intangible	0	92,715
Prepaid expenses	80,325	0
Fair value adjustment on acquired loans	8,399	21,930
Total deferred tax liability	659,822	912,729
Net deferred tax asset	$662,790	$1,375,921